Business combinations (Detail Textuals) $ in Thousands, $ in Millions			12 Months Ended
	Dec. 31, 2020 CAD ($)	Jan. 01, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 17, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Restricted cash	$ 1,394		$ 3	$ 1,394
Short term contingent consideration payable	1,925		293	1,925
Long term contingent consideration payable	51		40	51
Other income			1,828
Marley Drug Inc [Member]
Disclosure of detailed information about business combination [line items]
Voting interest acquired, percentage						100.00%
Upfront payment						$ 7,781
Upfront payment held back						1,374
Holdback payable						504
Restricted cash			3			20
Restricted cash released to the seller			353
Transaction costs related to acquisition				$ 421
Revenue contribution	340
Net loss before income taxes	$ 7
Increase in revenue		$ 9,800
Increase in net income before tax		$ 1,200
Holdback Payment Withheld Amount			25
Legal Fees Incurred Cost During Holdback Payments			25
Other income			$ 1,803
Marley Drug Inc [Member] | Discount rate, measurement input [member]
Disclosure of detailed information about business combination [line items]
Business combination continget consideration discount rate	12.00%		12.00%	12.00%
Marley Drug Inc [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Short term contingent consideration payable	$ 1,922		$ 293	$ 1,922
Long term contingent consideration payable	$ 51		40	$ 51
Marley Drug Inc [Member] | Business Combination Contingent Consideration One [Member]
Disclosure of detailed information about business combination [line items]
Revenue target to be achieved for the payment of contingent consideration					$ 1.7
Marley Drug Inc [Member] | Business Combination Contingent Consideration Two [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration term				2 years	2 years
Marley Drug Inc [Member] | PPP Loan [Member]
Disclosure of detailed information about business combination [line items]
Current portion of long-term debt						$ 353
Marley Drug Inc [Member] | PPP Loan [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Current portion of long-term debt			$ 0